Current and Non-Current Liabilities (Details) - Schedule of accounts payable and accruals - Accounts Payable and Accruals [Member] - TINGO, INC. [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Current and Non-Current Liabilities (Details) - Schedule of accounts payable and accruals [Line Items]
Trade payables	$ 754,709,170	$ 714,005,220	$ 20,493,803
Audit fee payable			40,915
Other Payables	$ 126,994	167,350
Total Accounts Payable and Accruals		$ 714,172,570	$ 20,534,718